American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2024

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Automobiles — 1.2%
Tesla, Inc.(1)	21,109	5,522,748
Beverages — 0.0%
PepsiCo, Inc.	1,085	184,504
Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc.(1)	1,898	522,007
Neurocrine Biosciences, Inc.(1)	9,432	1,086,755
Regeneron Pharmaceuticals, Inc.(1)	280	294,347
Vertex Pharmaceuticals, Inc.(1)	1,860	865,049
		2,768,158
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	122,677	22,858,406
Coupang, Inc.(1)	53,391	1,310,749
		24,169,155
Building Products — 0.5%
Advanced Drainage Systems, Inc.	1,357	213,266
Builders FirstSource, Inc.(1)	3,907	757,411
Lennox International, Inc.	1,065	643,569
Trane Technologies PLC	1,851	719,539
		2,333,785
Chemicals — 0.1%
Ecolab, Inc.	1,537	392,442
RPM International, Inc.	1,626	196,746
		589,188
Commercial Services and Supplies — 0.4%
Cintas Corp.	7,680	1,581,159
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	10,506	4,032,413
Motorola Solutions, Inc.	1,994	896,562
		4,928,975
Construction and Engineering — 0.2%
EMCOR Group, Inc.	2,308	993,663
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	10,456	9,269,453
Performance Food Group Co.(1)	2,934	229,938
Sysco Corp.	29,585	2,309,405
Target Corp.	19,069	2,972,094
		14,780,890
Distributors — 0.1%
Pool Corp.	1,029	387,727
Diversified Consumer Services — 0.1%
Duolingo, Inc.(1)	1,084	305,710
Electrical Equipment — 0.2%
Generac Holdings, Inc.(1)	3,020	479,818
Vertiv Holdings Co., Class A	2,466	245,342
		725,160
Entertainment — 2.2%
Electronic Arts, Inc.	3,562	510,933
Netflix, Inc.(1)	8,792	6,235,902
Spotify Technology SA(1)	8,364	3,082,385
		9,829,220

Financial Services — 3.8%
Affirm Holdings, Inc.(1)	7,077	288,883
Fidelity National Information Services, Inc.	22,297	1,867,374
Mastercard, Inc., Class A	16,851	8,321,024
Visa, Inc., Class A	23,069	6,342,821
		16,820,102
Food Products — 0.0%
Tyson Foods, Inc., Class A	3,063	182,432
Ground Transportation — 1.5%
Uber Technologies, Inc.(1)	89,911	6,757,711
Health Care Equipment and Supplies — 0.5%
Align Technology, Inc.(1)	1,457	370,545
IDEXX Laboratories, Inc.(1)	1,550	783,091
Intuitive Surgical, Inc.(1)	400	196,508
Penumbra, Inc.(1)	997	193,727
ResMed, Inc.	2,626	641,059
		2,184,930
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	11,090	2,327,458
Hotels, Restaurants and Leisure — 3.0%
Booking Holdings, Inc.	1,781	7,501,786
Chipotle Mexican Grill, Inc.(1)	13,051	751,998
DoorDash, Inc., Class A(1)	23,101	3,297,206
Expedia Group, Inc.(1)	11,386	1,685,356
		13,236,346
Household Durables — 0.2%
Installed Building Products, Inc.	2,931	721,817
Household Products — 0.4%
Colgate-Palmolive Co.	17,679	1,835,257
Insurance — 1.3%
Aon PLC, Class A	1,864	644,925
Goosehead Insurance, Inc., Class A(1)	2,228	198,960
Progressive Corp.	20,098	5,100,069
		5,943,954
Interactive Media and Services — 11.3%
Alphabet, Inc., Class A	105,897	17,563,017
Alphabet, Inc., Class C	50,114	8,378,560
Meta Platforms, Inc., Class A	40,448	23,154,053
Pinterest, Inc., Class A(1)	48,676	1,575,642
		50,671,272
IT Services — 0.1%
DigitalOcean Holdings, Inc.(1)	5,343	215,804
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	7,144	1,060,741
Illumina, Inc.(1)	3,526	459,826
Medpace Holdings, Inc.(1)	482	160,892
Mettler-Toledo International, Inc.(1)	509	763,347
		2,444,806
Machinery — 0.6%
Caterpillar, Inc.	6,286	2,458,580
Media — 0.3%
Trade Desk, Inc., Class A(1)	10,977	1,203,628
Oil, Gas and Consumable Fuels — 0.4%
ConocoPhillips	11,978	1,261,044
Occidental Petroleum Corp.	5,732	295,427
		1,556,471

Personal Care Products — 0.0%
BellRing Brands, Inc.(1)	3,452	209,606
Pharmaceuticals — 3.7%
Eli Lilly & Co.	9,318	8,255,189
Merck & Co., Inc.	73,434	8,339,165
		16,594,354
Semiconductors and Semiconductor Equipment — 16.7%
Applied Materials, Inc.	23,841	4,817,074
Broadcom, Inc.	69,719	12,026,527
Impinj, Inc.(1)	1,182	255,927
KLA Corp.	5,309	4,111,343
Lam Research Corp.	3,937	3,212,907
Microchip Technology, Inc.	7,631	612,693
Monolithic Power Systems, Inc.	1,233	1,139,909
NVIDIA Corp.	333,530	40,503,883
NXP Semiconductors NV	4,208	1,009,962
QUALCOMM, Inc.	41,645	7,081,732
		74,771,957
Software — 21.5%
Adobe, Inc.(1)	14,395	7,453,443
AppLovin Corp., Class A(1)	26,814	3,500,568
Atlassian Corp., Class A(1)	2,905	461,343
Autodesk, Inc.(1)	13,753	3,788,676
Cadence Design Systems, Inc.(1)	5,602	1,518,310
Crowdstrike Holdings, Inc., Class A(1)	7,531	2,112,219
Datadog, Inc., Class A(1)	8,842	1,017,360
DocuSign, Inc.(1)	7,720	479,335
Fair Isaac Corp.(1)	777	1,510,115
Fortinet, Inc.(1)	39,401	3,055,547
Intuit, Inc.	9,978	6,196,338
Microsoft Corp.	107,902	46,430,231
Palantir Technologies, Inc., Class A(1)	20,484	762,005
Palo Alto Networks, Inc.(1)	9,946	3,399,543
Salesforce, Inc.	24,077	6,590,116
ServiceNow, Inc.(1)	7,600	6,797,364
Smartsheet, Inc., Class A(1)	4,333	239,875
Synopsys, Inc.(1)	812	411,189
Zscaler, Inc.(1)	3,222	550,769
		96,274,346
Specialty Retail — 1.6%
Burlington Stores, Inc.(1)	1,621	427,101
Home Depot, Inc.	2,326	942,495
Lowe's Cos., Inc.	12,362	3,348,248
TJX Cos., Inc.	17,908	2,104,907
Ulta Beauty, Inc.(1)	469	182,497
		7,005,248
Technology Hardware, Storage and Peripherals — 12.7%
Apple, Inc.	238,551	55,582,383
Pure Storage, Inc., Class A(1)	19,192	964,206
		56,546,589
Textiles, Apparel and Luxury Goods — 2.2%
Crocs, Inc.(1)	6,832	989,342
Deckers Outdoor Corp.(1)	6,966	1,110,729
Lululemon Athletica, Inc.(1)	9,152	2,483,395
NIKE, Inc., Class B	50,019	4,421,679
Skechers USA, Inc., Class A(1)	12,977	868,421
		9,873,566

Trading Companies and Distributors — 1.3%
Core & Main, Inc., Class A(1)	13,525	600,510
Fastenal Co.	21,618	1,543,958
Ferguson Enterprises, Inc.	1,121	222,597
SiteOne Landscape Supply, Inc.(1)	1,407	212,330
Watsco, Inc.	1,314	646,330
WW Grainger, Inc.	2,606	2,707,139
		5,932,864
TOTAL COMMON STOCKS (Cost $191,957,131)		444,869,140
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,164	12,164
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $173,867), in a joint trading account at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $170,644)		170,621
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.00%, 1/15/27, valued at $2,078,791), at 4.84%, dated 9/30/24, due 10/1/24 (Delivery value $2,038,274)		2,038,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.25% - 1.625%, 8/31/25 - 8/15/29, valued at $695,744), at 4.82%, dated 9/30/24, due 10/1/24 (Delivery value $682,091)		682,000
		2,890,621
TOTAL SHORT-TERM INVESTMENTS (Cost $2,902,785)		2,902,785
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $194,859,916)		447,771,925
OTHER ASSETS AND LIABILITIES — (0.2)%		(763,049)
TOTAL NET ASSETS — 100.0%		$447,008,876

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$444,869,140	—	—
Short-Term Investments	12,164	$2,890,621	—
	$444,881,304	$2,890,621	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.